Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Sep. 18, 2018 CAD ($) shares	Oct. 17, 2017 CAD ($) shares	Jun. 01, 2017 CAD ($)	Mar. 31, 2018 shares	Mar. 31, 2017 shares	Jan. 31, 2019 CAD ($) Dividends $ / shares shares	Jan. 31, 2018 CAD ($) Dividends $ / shares shares
Disclosure of classes of share capital [line items]
Maximum outstanding subordinate voting shares repurchase for cancellation | shares				3,625,271
Financial liability related to NCIB							$ 38.6
Number of dividends | Dividends						4	3
Dividends declared per share | $ / shares						$ 0.09	$ 0.08
Total dividend consideration						$ 35.3	$ 25.3
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Apr. 13, 2018	Jul. 13, 2017
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jul. 13, 2018	Oct. 13, 2017
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Oct. 12, 2018	Jan. 12, 2018
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jan. 11, 2019
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses	$ 2.1	$ 0.5
Beaudier group [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares	4,915,824	5,218,391
Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares	3,935,264	4,017,091
CDPQ [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares		764,518
Beaudier group, Bain capital and CDPQ [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Stock issued | shares		10,000,000
Beaudier group and Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Stock issued | shares	8,700,000
Normal course issuer bid, transaction 1 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares						3,625,271
Total consideration						$ 212.3
Normal course issuer bid, transaction 2 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares						758,099
Total consideration						$ 36.3
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)						0.8	$ (1.0)
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinate voting shares repurchase for cancellation | shares					3,078,999
Subordinate voting shares repurchased | shares							2,320,900
Total consideration						248.6	$ 106.7
Gain (loss) in financing income (cost)						0.8	(1.0)
Carrying amount of shares repurchased						26.4	14.3
Amount charged to retained losses						$ 223.0	91.4
Financial liability related to NCIB							$ 38.6
Substantial issuer bid offer [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares							8,599,508
Total consideration							$ 350.0
Amount charged to retained losses							283.3
Maximum outstanding subordinate voting shares repurchase for cancellation			$ 350.0
Carrying amount of shares repurchased							66.7
Fees and expenses							1.0
Fees and expenses net							0.9
Income tax recovery							$ 0.1
Substantial issuer bid offer [member] | Beaudier group [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares							3,168,019
Substantial issuer bid offer [member] | Bain capital [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares							2,438,724
Substantial issuer bid offer [member] | CDPQ [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares							464,129